John Hancock Global Absolute Return Strategies Fund | Prospectus Class A Shares
JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND
Investment objective
To seek long term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 62 to 65 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees		John Hancock Global Absolute Return Strategies Fund Prospectus Class A Shares Class A
Maximum front-end sales charge (load) on purchases as a % of purchase price		5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
[1]	(on certain purchases, including those of $1 million or more)

Annual Fund Operating Expenses John Hancock Global Absolute Return Strategies Fund		Prospectus Class A Shares	Prospectus Class A Shares Class A
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee			1.28%
Distribution and service (12b-1) fees			0.30%
Other expenses			0.38%
Total annual fund operating expenses			1.96%
Contractual expense reimbursement	[2]		(0.01%)
Total annual fund operating expenses after expense reimbursements			1.95%
[1]	"Annual fund operating expenses" have been estimated for the fund's first year of operations.
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.95% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Sold
Expense Example (USD $)	1 Year	3 Years
John Hancock Global Absolute Return Strategies Fund Prospectus Class A Shares Class A	688	1,084

Kept
Expense Example, No Redemption (USD $)	1 Year	3 Years
John Hancock Global Absolute Return Strategies Fund Prospectus Class A Shares Class A	688	1,084

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal investment strategies

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high yield non-investment grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadviser employs a “global multi-asset strategy” and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return, by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadviser manages the fund’s investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund’s strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadviser aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

John Hancock Global Absolute Return Strategies Fund | Prospectus Class C Shares
JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND
Investment objective
To seek long term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	John Hancock Global Absolute Return Strategies Fund Prospectus Class C Shares Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%

Annual Fund Operating Expenses John Hancock Global Absolute Return Strategies Fund		Prospectus Class C Shares	Prospectus Class C Shares Class C
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee			1.28%
Distribution and service (12b-1) fees			1.00%
Other expenses			15.35%
Total annual fund operating expenses			17.63%
Contractual expense reimbursement	[2]		(14.98%)
Total annual fund operating expenses after expense reimbursements			2.65%
[1]	"Annual fund operating expenses" have been estimated for the fund's first year of operations.
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 2.65% for Class C shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Sold
Expense Example (USD $)	1 Year	3 Years
John Hancock Global Absolute Return Strategies Fund Prospectus Class C Shares Class C	368	3,436

Kept
Expense Example, No Redemption (USD $)	1 Year	3 Years
John Hancock Global Absolute Return Strategies Fund Prospectus Class C Shares Class C	268	3,436

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal investment strategies

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high yield non-investment grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadviser employs a “global multi-asset strategy” and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return, by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadviser manages the fund’s investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund’s strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadviser aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

John Hancock Global Absolute Return Strategies Fund | Prospectus Class I Shares
JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND
Investment objective
To seek long term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	John Hancock Global Absolute Return Strategies Fund Prospectus Class I Shares Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual Fund Operating Expenses John Hancock Global Absolute Return Strategies Fund		Prospectus Class I Shares	Prospectus Class I Shares Class I
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee			1.28%
Other expenses			0.29%
Total annual fund operating expenses			1.57%
[1]	"Annual fund operating expenses" have been estimated for the fund's first year of operations.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example (USD $)	1 Year	3 Years
John Hancock Global Absolute Return Strategies Fund Prospectus Class I Shares Class I	160	496

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal investment strategies

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high yield non-investment grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadviser employs a “global multi-asset strategy” and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return, by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadviser manages the fund’s investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund’s strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadviser aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

John Hancock Global Absolute Return Strategies Fund | Prospectus Class NAV Shares
JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND
Investment objective
To seek long term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	John Hancock Global Absolute Return Strategies Fund Prospectus Class NAV Shares Class NAV
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual Fund Operating Expenses John Hancock Global Absolute Return Strategies Fund		Prospectus Class NAV Shares	Prospectus Class NAV Shares Class NAV
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee			1.28%
Other expenses			0.12%
Total annual fund operating expenses			1.40%
[1]	"Annual fund operating expenses" have been estimated for the fund's first year of operations.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example (USD $)	1 Year	3 Years
John Hancock Global Absolute Return Strategies Fund Prospectus Class NAV Shares Class NAV	143	443

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal investment strategies

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high yield non-investment grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadviser employs a “global multi-asset strategy” and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return, by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadviser manages the fund’s investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund’s strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadviser aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

John Hancock Global Absolute Return Strategies Fund | Prospectus Class R6 Shares
JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND
Investment objective
To seek long term total return.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	John Hancock Global Absolute Return Strategies Fund Prospectus Class R6 Shares Class R6
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual Fund Operating Expenses John Hancock Global Absolute Return Strategies Fund		Prospectus Class R6 Shares	Prospectus Class R6 Shares Class R6
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Management fee			1.28%
Other expenses			15.19%
Total annual fund operating expenses			16.47%
Contractual expense reimbursement	[2]		(14.97%)
Total annual fund operating expenses after expense reimbursements			1.50%
[1]	"Annual fund operating expenses" have been estimated for the fund's first year of operations.
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example (USD $)	1 Year	3 Years
John Hancock Global Absolute Return Strategies Fund Prospectus Class R6 Shares Class R6	153	3,182

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Principal investment strategies

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high yield non-investment grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadviser employs a “global multi-asset strategy” and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return, by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadviser manages the fund’s investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund’s strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadviser aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 13, 2011
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 16, 2011
Prospectus Date	rr_ProspectusDate	Dec 16, 2011
John Hancock Global Absolute Return Strategies Fund | Prospectus Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term total return.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 62 to 65 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Expense Breakpoint Discounts	jhf1331971_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 15 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 62 to 65 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Annual fund operating expenses” have been estimated for the fund’s first year of operations.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high yield non-investment grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadviser employs a “global multi-asset strategy” and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return, by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadviser manages the fund’s investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund’s strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadviser aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
John Hancock Global Absolute Return Strategies Fund | Prospectus Class A Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHAAX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fee	rr_ManagementFeesOverAssets	1.28%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.96%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.95%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	688
3 Years	rr_ExpenseExampleYear03	1,084
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	688
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,084
John Hancock Global Absolute Return Strategies Fund | Prospectus Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term total return.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Annual fund operating expenses" have been estimated for the fund's first year of operations.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high yield non-investment grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadviser employs a “global multi-asset strategy” and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return, by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadviser manages the fund’s investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund’s strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadviser aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
John Hancock Global Absolute Return Strategies Fund | Prospectus Class C Shares | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fee	rr_ManagementFeesOverAssets	1.28%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	15.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	17.63%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.98%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.65%
Expense example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	368
3 Years	rr_ExpenseExampleYear03	3,436
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	268
3 Years	rr_ExpenseExampleNoRedemptionYear03	3,436
John Hancock Global Absolute Return Strategies Fund | Prospectus Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term total return.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Annual fund operating expenses” have been estimated for the fund's first year of operations.
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high yield non-investment grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadviser employs a “global multi-asset strategy” and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return, by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadviser manages the fund’s investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund’s strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadviser aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
John Hancock Global Absolute Return Strategies Fund | Prospectus Class I Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHAIX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fee	rr_ManagementFeesOverAssets	1.28%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	496
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I
John Hancock Global Absolute Return Strategies Fund | Prospectus Class NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term total return.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Annual fund operating expenses” have been estimated for the fund's first year of operations.
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high yield non-investment grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadviser employs a “global multi-asset strategy” and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return, by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadviser manages the fund’s investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund’s strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadviser aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
John Hancock Global Absolute Return Strategies Fund | Prospectus Class NAV Shares | Class NAV
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class NAV
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class NAV
Management fee	rr_ManagementFeesOverAssets	1.28%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Expense example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class NAV
John Hancock Global Absolute Return Strategies Fund | Prospectus Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK GLOBAL ABSOLUTE RETURN STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term total return.
Fees and expenses	jhf1331971_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Annual fund operating expenses” have been estimated for the fund's first year of operations.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expense example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Portfolio turnover	jhf1331971_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective.

The fund invests in equity securities of U.S. and foreign companies of various market capitalizations. The fund also invests in fixed-income securities, which are not subject to any credit rating or maturity limitations, issued by companies and government and supranational entities around the world, including high yield non-investment grade securities (i.e., junk bonds). The fund may invest in emerging as well as developed markets and may invest a significant portion of its assets in the securities of companies in particular economic sectors.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in or exposed to obligations of issuers or obligors located outside of the United States.

The subadviser employs a “global multi-asset strategy” and seeks to achieve total return by delivering a diversified global portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within global markets to maximize risk adjusted absolute return, by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund invests in derivative instruments (which will be used routinely), including futures, options, swaps (including credit default swaps and variance swaps), and foreign currency forward contracts.

The subadviser manages the fund’s investment strategies dynamically over time, and will actively modify investment strategies and develop new strategies in response to additional research, changing market conditions, or other factors. The fund’s strategies seek to deliver returns commensurate with reasonable levels of risk and tangible diversification benefits, while having both sufficient liquidity and capacity to benefit the fund in a significant way. The fund also may hold cash or invest its cash balances in cash equivalents and short-term investments, including money market funds, in order to cover the derivative transactions or otherwise in its discretion.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadviser aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Past performance	jhf1331971_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
John Hancock Global Absolute Return Strategies Fund | Prospectus Class R6 Shares | Class R6
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R6
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R6
Management fee	rr_ManagementFeesOverAssets	1.28%
Other expenses	rr_OtherExpensesOverAssets	15.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	16.47%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.97%)	[5]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.50%
Expense example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	3,182
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R6

[1]	"Annual fund operating expenses" have been estimated for the fund's first year of operations.
[2]	(on certain purchases, including those of $1 million or more)
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.95% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 2.65% for Class C shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[5]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on December 31, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.